Underlying Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 9, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C.  20549

Re:	Underlying Funds Trust (the “Trust”)
Amendment No. 19 for the Trust
(File No.: 811-21895)

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, is Amendment No. 21 to the Trust’s Registration Statement on Form N-1A.  The purpose of Amendment No. 21 is to respond to Staff comments with respect to a new series, Managed Futures Strategies, and to add certain related financial information for the fiscal year ended December 31, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for US Bancorp Fund Services, LLC